Average Annual Total Returns{- Franklin Federal Limited-Term Tax-Free Income Fund} - Franklin Tax-Free Trust - TF1-36 - Franklin Federal Limited-Term Tax-Free Income Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class A1 Return Before Taxes Past 1 year	Class A1 Return Before Taxes Past 5 years	Class A1 Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 10 years	Class R6 Return Before Taxes Since Inception		Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	Bloomberg Barclays Municipal Short 1-5 Years Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Bloomberg Barclays Municipal Short 1-5 Years Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Bloomberg Barclays Municipal Short 1-5 Years Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	0.44%	1.11%	1.34%	0.44%	1.11%	1.34%	0.70%	1.10%	1.31%	0.55%	1.17%	1.37%	3.04%		2.29%	[1]	2.91%	1.77%	1.74%	2.83%	1.98%	1.87%

[1]	1. Since inception August 1, 2017.